SHAREHOLDERS' COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' COMPENSATION
Summary of Shareholders Compensation
	12/31/2017	12/31/2016
Current
Unclaimed dividends	9,520	25,312
Dividends withheld from previous years	—	1,837
Mandatory minimum dividends for the year	8,819	435,742

	18,339	462,891